Commitments and Contingencies (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY
2014	$ 19,608	120,344
2015	16,466	101,060
2016	12,450	76,411
2017	8,259	50,690
2018	6,553	40,219
Thereafter	17,659	108,374
Operating Leases, Future Minimum Payments Due	$ 80,995	497,098